Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SurePure, Inc.
Entity Central Index Key	0001452176
Entity Filer Category	Smaller Reporting Company
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 532,092	$ 35,475	$ 46,463
Accounts receivable, net	103,516	80,200	2,872
Prepaid expenses and other current assets	87,589	71,603	77,853
Total current assets	723,197	187,278	127,188
Property and equipment, net	7,877	12,608	28,349
Other assets:
Intangible assets, net	133,126	145,627	162,092
Total assets	864,200	345,513	317,629
Current liabilities:
Accounts payable and other current liabilities	495,008	736,953	1,107,312
Due to officers/stockholders	0	473,129	172,778
Income taxes payable	398	717	27,400
Total current liabilities	495,406	1,210,799	1,307,490
Long-term:
Loans from stockholders	3,291,943	5,431,122	4,150,833
Other loans payable	300,000	300,000	0
Total long-term liabilities	3,591,943	5,731,122	4,150,833
Total liabilities	4,087,349	6,941,921	5,458,323
Commitments and contingencies
SurePure stockholders' equity (deficit):
Common stock	355,779	257,431	257,431
Additional paid-in capital	20,250,663	14,067,931	12,275,997
Equity of variable interest entities	1,004,150	1,004,150	1,004,150
Other comprehensive income	306,009	264,002	(329,254)
Deficit accumulated during the development stage	(23,777,100)	(20,891,469)	(16,881,742)
Stockholders' Equity Attributable to Parent	(1,860,499)	(5,297,955)	(3,673,418)
Stock subscription receivable	(42,141)	(42,141)	(42,141)
Total SurePure stockholders' equity (deficit)	(1,902,640)	(5,340,096)	(3,715,559)
Noncontrolling interest	(1,320,509)	(1,256,312)	(1,425,135)
Total equity (deficit)	(3,223,149)	(6,596,408)	(5,140,694)
Total liabilities and equity (deficit)	$ 864,200	$ 345,513	$ 317,629

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Sales	$ 127,986	$ 157,962	$ 248,689	$ 239,288	$ 344,416	$ 289,368	$ 1,669,965	$ 1,918,654
Cost of sales	51,570	146,254	93,663	152,027	185,222	243,433	1,445,158	1,538,821
Gross profit	76,416	11,708	155,026	87,261	159,194	45,935	224,807	379,833
Expenses:
General and administrative expenses	995,730	864,470	2,606,280	2,207,360	3,350,695	3,139,668	16,289,190	18,895,470
Promotion and marketing	32,738	25,133	76,345	83,377	62,491	228,725	508,340	584,685
Research and development	61,281	31,050	96,338	222,516	319,025	402,636	3,332,456	3,428,794
Depreciation and amortization	5,745	5,867	17,232	17,602	23,469	26,845	151,438	168,670
Impairment of patent	0	0	0	0	0	0	537,631	537,631
Total expenses	1,095,494	926,520	2,796,195	2,530,855	3,755,680	3,797,874	20,819,055	23,615,250
Net loss from operations	(1,019,078)	(914,812)	(2,641,169)	(2,443,594)	(3,596,486)	(3,751,939)	(20,594,248)	(23,235,417)
Other income (expense):
Interest income	9	25	34	30	64	8,846	371,809	371,843
Interest expense	(93,654)	(125,913)	(328,694)	(326,873)	(429,499)	(400,228)	(2,048,363)	(2,377,057)
Exchange rate gains and losses	4,944	1,241	7	1,241	(17,636)	6,931	(21,503)	(21,496)
Loss on disposition of fixed assets	0	0	0	0	(7,405)	(117)	(64,172)	(64,172)
Total other (expense) income	(88,701)	(124,647)	(328,653)	(325,602)	(454,476)	(384,568)	(1,762,229)	(2,090,882)
Loss before provision for income taxes	(1,107,779)	(1,039,459)	(2,969,822)	(2,769,196)	(4,050,962)	(4,136,507)	(22,356,477)	(25,326,296)
Provision for income taxes	0	0	0	0	0	0	32,673	32,673
Net loss	(1,107,779)	(1,039,459)	(2,969,822)	(2,769,196)	(4,050,962)	(4,136,507)	(22,389,150)	(25,358,972)
Net loss attributable to non-controlling interest	(13,772)	(35,829)	(84,191)	(89,883)	(41,235)	(70,123)	(1,497,681)	(1,581,872)
Net loss attributable to SurePure	$ (1,094,007)	$ (1,003,630)	$ (2,885,631)	$ (2,679,313)	$ (4,009,727)	$ (4,066,384)	$ (20,891,469)	$ (23,777,100)

Consolidated Statements of Other Comprehensive Income (Loss) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Net loss	$ (1,107,779)	$ (1,039,459)	$ (2,969,822)	$ (2,769,196)	$ (4,050,962)	$ (4,136,507)	$ (22,389,150)	$ (25,358,972)
Other comprehensive loss, net of tax
Unrealized gain (loss) on foreign currency translation	(6,185)	645,276	62,001	716,652	803,314	(555,631)	311,812	373,813
Comprehensive loss	(1,113,964)	(394,183)	(2,907,821)	(2,052,544)	(3,247,648)	(4,692,138)	(22,077,338)	(24,985,159)
Less: Comprehensive income (loss) attributable to noncontrolling interest	(9,815)	(194,173)	(64,197)	44,828	168,823	(222,373)	(1,449,871)	(1,514,068)
Comprehensive loss attributable to SurePure, net of tax	$ (1,104,149)	$ (200,010)	$ (2,843,624)	$ (2,097,372)	$ (3,416,471)	$ (4,469,765)	$ (20,627,467)	$ (23,471,091)

Consolidated Statements of Stockholders' Deficit (USD $)	Total USD ($)	Common Stock Issuance 2007 [Member] USD ($)	Common Stock Issuance 2008 [Member] USD ($)	Common Stock Issuance 2009 [Member] USD ($)	Maximum [Member]	Maximum [Member] Common Stock Issuance 2007 [Member]	Maximum [Member] Common Stock Issuance 2008 [Member]	Maximum [Member] Common Stock Issuance 2009 [Member]	Minimum [Member]	Minimum [Member] Common Stock Issuance 2007 [Member]	Minimum [Member] Common Stock Issuance 2008 [Member]	Minimum [Member] Common Stock Issuance 2009 [Member]	Common Stock [Member] USD ($)	Total Consideration [Member] USD ($)	Total Consideration [Member] Common Stock Issuance 2007 [Member] USD ($)	Total Consideration [Member] Common Stock Issuance 2008 [Member] USD ($)	Total Consideration [Member] Common Stock Issuance 2009 [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] Common Stock Issuance 2007 [Member] USD ($)	Additional Paid-In Capital [Member] Common Stock Issuance 2008 [Member] USD ($)	Additional Paid-In Capital [Member] Common Stock Issuance 2009 [Member] USD ($)	Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Accumulated Deficit During Development Stage [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Stock Subscription Receivable [Member] USD ($)
Balance at Aug. 23, 2005	$ 0												$ 0	$ 0				$ 0				$ 0	$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Aug. 23, 2005													0
Issuances of common stock	6,940,172	193,146	29,817	3,113									226,076	6,940,172	5,173,832	926,340	840,000	6,714,096	4,980,686	896,523	836,887
Issuances of common stock (in shares)		20,400,000	3,149,165	323,050									23,872,215
Range of price per share						2.45	2.45	2.6		0.01	0.01	0.01
Imputed interest on stockholder loans	1,187,154																	1,187,154
Net loss	(12,741,231)																						(12,815,358)		74,127
Unrealized loss on foreign currency translation adjustment																			0
Equity of variable interest entities	(240,753)												0	0				0				1,004,150	0	(1,202,762)	0	(42,141)
Balance at Dec. 31, 2009	(4,854,658)												226,076					7,901,250				1,004,150	(12,815,358)	(1,202,762)	74,127	(42,141)
Balance (in shares) at Dec. 31, 2009													23,872,215
Conversion Of Stockholders Loan To Additional Paid In Capital	0
Issuances of common stock	4,025,438												31,355	4,025,438				3,994,083
Issuances of common stock (in shares)													2,950,000
Range of price per share					2.85				0.01
Imputed interest on stockholder loans	380,664																	380,664
Net loss	(4,136,507)																						(4,066,384)	(70,123)
Unrealized loss on foreign currency translation adjustment	(555,631)												0					0				0	0	(152,250)	(403,381)	0
Equity of variable interest entities	1,004,150
Balance at Dec. 31, 2010	(3,673,418)												257,431					12,275,997				1,004,150	(16,881,742)	(1,425,135)	(329,254)	(42,141)
Balance (in shares) at Dec. 31, 2010													26,822,215												0
Conversion Of Stockholders Loan To Additional Paid In Capital	1,376,229																	1,376,229
Imputed interest on stockholder loans	415,705																	415,705
Net loss	(4,050,962)																						(4,009,727)	(41,235)
Unrealized loss on foreign currency translation adjustment	803,314												0					0				0	0	210,058	593,256	0
Equity of variable interest entities	1,004,150
Balance at Dec. 31, 2011	(5,297,955)												257,431					14,067,931				1,004,150	(20,891,469)	(1,256,312)	264,002	(42,141)
Balance (in shares) at Dec. 31, 2011													26,822,215
Conversion Of Stockholders Loan To Additional Paid In Capital	3,689,208																							3,689,208
Issuances of common stock	2,267,737												23,142					2,244,595						2,267,737
Issuances of common stock (in shares)	9,646,153												75,206					3,614,002
Imputed interest on stockholder loans	324,135																	324,135
Net loss	(2,969,822)																						(2,885,631)	(84,191)
Unrealized loss on foreign currency translation adjustment	62,001												0					0				0	0	19,994	42,007	0
Equity of variable interest entities	1,004,150
Balance at Sep. 30, 2012	$ (1,860,499)												$ 257,431					$ 14,298,014				$ 1,004,150	$ (23,777,100)	$ (1,320,509)	$ 306,009	$ (42,141)
Balance (in shares) at Sep. 30, 2012													26,822,215

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash from operating activities:
Net loss	$ (2,969,822)	$ (2,769,196)	$ (4,050,962)	$ (4,136,507)	$ (22,389,150)	$ (25,358,972)
Depreciation and amortization	17,232	17,602	23,469	26,845	151,438	168,670
Impairment of patent	0	0	0	0	537,631	537,631
Loss on sale of property and equipment	0	0	7,405	117	64,172	64,172
Imputed interest on stockholders loans	324,135	298,821	415,705	380,664	1,983,523	2,307,658
Changes in assets and liabilities:
Accounts receivable	(23,316)	(7,277)	(77,328)	56,817	(80,200)	(103,516)
Prepaid expenses and other current assets	(15,986)	(33,111)	6,250	(48,866)	(71,603)	(87,589)
Accounts payable	(241,945)	(429,656)	(370,359)	(235,077)	736,953	495,008
Due to officers/stockholders	(473,129)	236,137	300,351	3,384	473,129	0
Income taxes payable	(319)	(23,869)	(26,683)	25,696	717	398
Total cash used in operating activities	(3,383,150)	(2,710,549)	(3,772,152)	(3,926,927)	(18,593,390)	(21,976,540)
Cash from investing activities:
Purchase of property and equipment	0	0	0	(10,458)	(181,760)	(181,760)
Proceeds from sales of property and equipment	0	0	1,332	780	16,860	16,860
Acquisition of patents	0	0	0	0	(746,576)	(746,576)
Total cash from (used in) investing activities	0	0	1,332	(9,678)	(911,476)	(911,476)
Cash provided by financing activities:
Proceeds from sale of equity	2,267,737	0	0	4,025,438	10,923,469	13,191,206
Proceeds from equity of variable interest entities	0	0	0	0	83,309	83,309
Proceeds from loans from stockholders	1,550,029	1,681,031	2,656,518	495,023	7,921,751	9,471,780
Proceeds from other loans payable	0	300,000	300,000	0	300,000	300,000
Total cash provided by financing activities	3,817,766	1,981,031	2,956,518	4,520,461	19,228,529	23,046,295
Effect of exchange rate changes on cash and cash equivalents	62,001	716,652	803,314	(555,631)	311,812	373,813
Net increase (decrease) in cash	496,617	(12,866)	(10,988)	28,225	35,475	532,092
Cash, beginning of period	35,475	46,463	46,463	18,238	0	0
Cash, end of period	532,092	33,597	35,475	46,463	35,475	532,092
Supplemental disclosures:
Interest paid	4,957	28,052	13,794	19,564	64,840	69,797
Income taxes paid	0	0	0	0	32,673	32,673
Conversion of stockholder's loans to stockholders' equity	3,689,208	0	1,376,229	0	1,376,229	5,065,437
Conversion of stockholders loans to equity of variable interest entities	0	0	0	0	1,114,400	1,114,400
Imputed interest on stockholders loans reported as an increase to additional paid-in capital	$ 324,135	$ 298,821	$ 415,705	$ 380,664	$ 1,983,523	$ 2,307,658

Organization and Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	Organization and Significant Accounting Policies

Description of Business

SurePure Investment Holding AG (the “Company” or “SPI”) was incorporated in Switzerland in 2007. SPI is the holding company of the SurePure Group (the “Group”), which includes subsidiaries and other entities whose activities primarily benefit the Company.

The Group has developed the technology for using shortwave ultraviolet light (“UV-C”) to purify turbid liquids such as wine, fruit juice and milk. Although initially designed to treat food-grade applications, it has successfully been applied to liquids such as bovine blood plasma, water, brines and sugar syrup solutions. The Group holds international patents for this technology. The Group has been engaged in raising capital, continuing research and development of its technologies and process and developing markets for its products.

SurePure Operations AG (“SPO”), a wholly owned subsidiary of SPI, markets the products of the Group and earns its revenue by selling equipment utilizing the Group technology globally. SPO owns a patent for its technology in a number of countries.

SurePure Latin America Maqinas de Purificasao UVC Ltda. (“SPLA”), a wholly owned subsidiary of SPO, is not active.

Variable interest entities (“VIE’s”) are entities whose activities primarily benefit the Company and are primarily supported by the Company. SPI has variable interests in the following entities:

●	SurePure Holdings South Africa (Pty) Ltd (“SPHSA”) and its wholly-owned subsidiary SurePure Marketing South Africa (Pty) Ltd (“SPMSA”) hold the South African patent and market the products of the Group and earn revenue from selling equipment utilizing the SurePure technology. These companies were incorporated in 2005.

●	SurePure Participations AG (“SPP”), a minority stockholder of SPI, was incorporated in Switzerland in 2007 and is part of the common holding structure of the Group. SPP has no operations and all of its expenses have been and will continue to be paid by SPI.

Interests in these variable interest entities are consolidated with SPI because SPI is their primary beneficiary.

Basis of Presentation

The accompanying unaudited consolidated financial statements of SurePure Investment Holding AG and subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and with the requirements of Regulation S-X of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual consolidated financial statements.

The accompanying consolidated financial statements include the accounts and results of operations of SPI, and its subsidiaries and its VIE’s. The accompanying statements of operations, comprehensive income (loss), and cash flows present cumulative amounts from inception since, as a development stage entity, the Company is devoting most of its efforts to establishing its business.

The Group’s reporting currency is the United States Dollar (USD) and these consolidated financial statements are presented in USD.

Principles of Consolidation

The consolidated financial statements include the accounts of SPI and all entities of the Group in which a direct ownership or indirect controlling interest exists through voting rights or qualifying variable interests. All inter-group balances and transactions have been eliminated in the consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not provide a future tax benefit.

GAAP requires that, in applying the liability method, the consolidated financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur. Under this criterion, the most likely resolution of an uncertain tax position should be analyzed based on technical merits and one that will likely be sustained under examination. There have been no adjustments or disclosures related to uncertain tax positions necessary since the Company’s inception through September 30, 2012.

Accounts Receivable and Allowance for Doubtful Accounts

The Group performs regular credit evaluations of customers to which it provides sales on credit terms, and adjusts credit limits based on the customer’s payment history and reassessments of their creditworthiness. The Group continuously monitors its collections and establishes a provision for estimated doubtful accounts, if necessary. No allowance for doubtful accounts was deemed to be necessary at September 30, 2012 and December 31, 2011.

Property, Equipment and Related Depreciation

Property and equipment are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire the asset and any expenditures that substantially increase the asset’s value or extend the useful life of an existing asset. Depreciation is computed using the straight-line method over the estimated useful lives of the property and equipment. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Expenditures for routine repairs and maintenance are expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is recognized in operations.

Depreciation is provided over the following estimated useful lives:

Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Intangible Assets

Intangible assets consist of patents in various countries around the world for the Company’s UV-C purification technology. The patents are initially recognized at their cost. The patents were purchased from a third party in 2005. The patents are being amortized on a straight-line basis over their remaining estimated useful lives of twelve years.

The Group evaluates the carrying value of its intangible assets for impairment at least annually or when events or changes in circumstances are identified by management that indicate that such carrying values may not be fully recoverable. The evaluation involves estimating the future undiscounted cash flows expected to be derived from the assets to assess whether or not a potential impairment exists. As a result of its evaluations, management determined that it was not necessary to recognize a loss on impairment of intangible assets for the three months and nine months ended September 30, 2012 and 2011. During the period from inception to September 30, 2012, impairment losses on intangible assets of $537,631 were recognized.

Fair Value of Financial Instruments

Financial instruments include accounts receivable, accounts payable and accrued expenses. As of September 30, 2012 and December 31, 2011, the carrying values of the financial instruments approximated their fair values due to the short-term nature of these instruments.

Revenue

Revenue is earned from sales of patented products and is recognized, net of returns and discounts, when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. These criteria are usually met upon delivery of the product to the customer, which is also when the risk of ownership and title passes to the customer.

Research and Development

Research and development costs are charged to expense as incurred.

Foreign Currency Translations

These consolidated financial statements are presented in USD, which is the Group’s reporting currency. The consolidated financial statements of the Group members have been translated into USD in accordance with GAAP. All assets and liability accounts on the consolidated balance sheets have been translated using the exchange rate in effect at the consolidated balance sheet date. Equity accounts have been translated at their historical rates when the capital transaction occurred. Income and expenses have been translated at the average exchange rates for the periods presented. Adjustments resulting from the translation of Group’s consolidated financial statements are included in consolidated other comprehensive income (loss). Actual transaction gains and losses are included in the consolidated statements of operations as incurred.

The functional currencies of the companies included in the Group are their respective local currencies. Accordingly, the Group is exposed to transaction gains and losses that result from changes in various foreign currency exchange rates.

Applicable functional currencies are:

SPI, SPO, and SPP	Swiss francs – CHF
SPLA	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for each period were:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,		December 31,
	2012	2011	2012	2011	2011

CHF:
Reporting date	1.0638	1.1144	1.0638	1.1144	1.0640
Average for period	1.0394	1.2251	1.0643	1.1432	N/A

BRL:
Reporting date	0.4929	0.5465	0.4929	0.5465	0.5357
Average for period	0.4927	0.6186	0.5228	0.6132	N/A

ZAR:
Reporting date	0.1202	0.1263	0.1202	0.1263	0.1228
Average for period	0.1210	0.1412	0.1242	0.1433	N/A

Fair Value of Financial Instruments

GAAP has established a framework for measuring fair value that is based on a hierarchy which prioritizes the inputs to valuation techniques according to the degree of objectivity necessary. The fair value hierarchy of the inputs to valuation techniques used to measure fair value is divided into three broad levels of objectivity:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement. They are based on best information available in the absence of level 1 and 2 inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value as required by GAAP:

Cash: The carrying amount is the fair value because it is the basic financial instrument used to express fair value.

Accounts receivable and accounts payable: The carrying amounts approximate fair value because of the short-term duration of those instruments.

Loans payable: the carrying amount approximates fair value based on current market conditions and interest rates available to the Group for similar financial instruments.

Earnings (Loss) per Share

Basic and diluted earnings (loss) per share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as options, convertible notes and convertible preferred stock, were exercised or converted into common stock or could otherwise cause the issuance of common stock that then shared in earnings (loss). Such potential additional common shares are included in the computation of diluted earnings per share. The Company has no securities or other contracts to issue common stock that could cause any dilution of earnings. In addition, when there is a loss, diluted loss per share is not computed because any potential additional common shares would reduce the reported loss per share and therefore would have an anti-dilutive effect.

1.	Organization and Significant Accounting Policies

Description of Business

SurePure Investment Holding AG (the “Company” or “SPI”) was incorporated in Switzerland in 2007. SPI is the holding company of the SurePure Group (the “Group”), which includes subsidiaries and other entities whose activities primarily benefit the Company.

The Group has developed the technology for using UV-C light to purify turbid liquids such as wine, fruit juice and milk. Although initially designed to treat food-grade applications, it has successfully been applied to liquids such as bovine blood plasma, water, brines and sugar syrup solutions. The Group holds international patents for this technology. The Group has been engaged in raising capital, continuing research and development of its technologies and process and developing markets for its products.

SurePure Operations AG (“SPO”), a wholly owned subsidiary of SPI, markets the products of the Group and earns it revenue by selling equipment utilizing the Group technology globally. SPO owns a patent for its technology in a number of countries.

SurePure Latin America Maqinas de Purificasao UVC Ltda. (“SPLA”), a wholly owned subsidiary of SPO, is currently not active.

Variable interest entities (“VIE’s”) are entities whose activities primarily benefit the Company and are primarily supported by the Company. SPI has variable interests in the following entities:

●	SurePure Holdings South Africa (Pty) Ltd. (“SPHSA”) and its wholly owned subsidiary SurePure Marketing South Africa (Pty) Ltd. (“SPMSA”) hold the South African patent and market the products of the Group and earn revenue from selling equipment utilizing the SurePure technology. These companies were incorporated in 2005.

●	SurePure Participations AG (“SPP”), a minority stockholder of SPI, was incorporated in Switzerland in 2007 and is part of the common holding structure of the Group. SPP has no operations and all of its expenses have been and will continue to be paid by SPI.

Interests in these variable interest entities are consolidated with the SPI because SPI is their primary beneficiary.

Basis of Presentation

The accompanying consolidated financial statements of SurePure Investment Holding AG and subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

The accompanying consolidated financial statements include the accounts and results of operations of SPI, and its subsidiaries and its VIE’s. The accompanying statements of operations, comprehensive income (loss), and cash flows present cumulative amounts since inception since, as a development stage entity, the Company is devoting most of its efforts to establishing its business.

The Group’s reporting currency is the United States Dollar (USD) and these consolidated financial statements are presented in USD.

Principles of Consolidation

The consolidated financial statements include the accounts of SPI and all entities of the Group in which a direct ownership or indirect controlling interest exists through voting rights or qualifying variable interests. All inter-group balances and transactions have been eliminated in the consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not provide a future tax benefit.

GAAP requires that, in applying the liability method, the consolidated financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur. Under this criterion, the most likely resolution of an uncertain tax position should be analyzed based on technical merits and on that will likely be sustained under examination. There have been no adjustments or disclosures related to uncertain tax positions necessary since the Company’s inception through December 31, 2011.

Accounts Receivable and Allowance for Doubtful Accounts

The Group performs regular credit evaluations of customers to which it provides sales on credit terms, and adjusts credit limits based on the customer’s payment history and reassessments of their creditworthiness. The Group continuously monitors its collections and establishes a provision for estimated doubtful accounts, if necessary. No allowance for doubtful accounts was deemed to be necessary at December 31, 2011 and 2010.

Property, Equipment and Related Depreciation

Property and equipment are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire the asset and any expenditures that substantially increase the asset’s value or extend the useful life of an existing asset. Depreciation is computed using the straight-line method over the estimated useful lives of the property and equipment. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Expenditures for routine repairs and maintenance are expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is recognized in operations.

Depreciation is provided over the following estimated useful lives:

Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Intangible Assets

Intangible assets consist of patents that are initially recognized at their cost. The patents were purchased from a third party in 2005. The patents are being amortized on a straight-line basis over their remaining estimated useful lives of twelve years.

The Group evaluates the carrying value of its intangible assets for impairment at least annually or when events or changes in circumstances are identified by management that indicate that such carrying values may not be fully recoverable. The evaluation involves estimating the future undiscounted cash flows expected to be derived from the assets to assess whether or not a potential impairment exists. As a result of its evaluations, management determined that it was not necessary to recognize a loss on impairment of intangible assets for the years ended December 31, 2011 and 2010. During the period from inception to December 31, 2011, impairment losses on intangible assets in the amount of $537,631 were recognized.

Fair Value of Financial Instruments

Financial instruments include accounts receivable, accounts payable and accrued expenses. As of December 31, 2011 and 2010, the carrying values of the financial instruments approximated their fair values due to the short-term nature of these instruments.

Revenue

Revenue is earned from sales of patented products and is recognized, net of returns and discounts, when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. These criteria are usually met upon delivery of the product to the customer, which is also when the risk of ownership and title passes to the customer.

Research and Development

Research and development costs are charged to expense as incurred.

Foreign Currency Translations

These consolidated financial statements are presented in USD, which is the Group’s reporting currency. The consolidated financial statements of the Group members have been translated into USD in accordance with GAAP. All assets and liability accounts on the consolidated balance sheets have been translated using the exchange rate in effect at the consolidated balance sheet date. Equity accounts have been translated at their historical rates when the capital transaction occurred. Income and expenses have been translated at the average exchange rates for the periods presented. Adjustments resulting from the translation of Group’s consolidated financial statements are included in consolidated other comprehensive income (loss). Actual transaction gains and losses are included in the consolidated statements of operations as incurred.

The functional currencies of the companies included in the Group are their respective local currencies. Accordingly, the Group is exposed to transaction gains and losses that result from changes in various foreign currency exchange rates.

Applicable functional currencies are:

SPI, SPO, and SPP	Swiss francs – CHF
SPLA	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for the period were:

	2011	2010
CHF:
Reporting date	1.0640	1.0629
Average for period	1.1331	0.9608

BRL:
Reporting date	0.5357	0.5986
Average for period	0.5998	0.5662

ZAR:
Reporting date	0.1228	0.1504
Average for period	0.1385	0.1373

Fair Value of Financial Instruments

GAAP has established a framework for measuring fair value that is based on a hierarchy which prioritizes the inputs to valuation techniques according to the degree of objectivity necessary. The fair value hierarchy of the inputs to valuation techniques used to measure fair value is divided into three broad levels of objectivity:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement. They are based on best information available in the absence of level 1 and 2 inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value as required by GAAP:

Cash: The carrying amount is the fair value because it is the basic financial instrument used to express fair value.

Accounts receivable and accounts payable: The carrying amounts approximate fair value because of the short-term duration of those instruments.

Loans payable: The carrying amount approximates fair value based on current market conditions and interest rates available to the Group for similar financial instruments.

Earnings (Loss) per Share

Basic and diluted earnings (loss) per share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as options, convertible notes and convertible preferred stock, were exercised or converted into common stock or could otherwise cause the issuance of common stock that then shared in earnings (loss). Such potential additional common shares are included in the computation of diluted earnings per share. The Company has no securities or other contracts to issue common stock that could cause any dilution of earnings. In addition, when there is a loss, diluted loss per share is not computed because any potential additional common shares would reduce the reported loss per share and therefore have an anti-dilutive effect.

Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
2.	Property and Equipment

Property and equipment consists of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Machinery and equipment	$5,010	$5,010
Furniture and fixtures	12,753	12,753
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	44,810
Less accumulated depreciation	36,933	32,202

Property and equipment, net	$7,877	$12,608

Depreciation expense was $1,578 and $1,750 for the three months ended September 30, 2012 and 2011, respectively, $4,731 and $5,250 for the nine months ended September 30, 2012 and 2011, respectively and $89,392 for the period from inception to September 30, 2012.

2.	Property and Equipment

Property and equipment consists of the following:

	2011	2010

Machinery and equipment	$5,010	$9,770
Furniture and fixtures	12,753	19,913
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	56,730
Less: accumulated depreciation	32,202	28,381

Property and equipment, net	$12,608	$28,349

Depreciation expense was $7,003, $10,177 and $84,661 for the years ended December 31, 2011 and 2010 and for the period from inception to December 31, 2011, respectively.

Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
3.	Intangible Assets

Intangible assets consist of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Patents	$208,943	$208,943
Less accumulated amortization	75,817	63,316

Intangible Assets, Net	$133,126	$145,627

Amortization expense was $4,167 and $4,117 for the three months ended September 30, 2012 and 2011, respectively, $12,501 and $12,352 for the nine months ended September 30, 2012 and 2011, respectively and $79,278 for the period from inception to September 30, 2012.

3.	Intangible Assets

Intangible assets consist of the following:

	2011	2010

Patents	$208,943	$208,943
Less: accumulated amortization	63,316	46,851

	$145,627	$162,092

Amortization expense was $16,466, $16,668 and $66,777 for the years ended December 31, 2011 and 2010 and for the period from inception to December 31, 2011, respectively.

Due to Officers/Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
4.	Due to Officers/Stockholders

Due to officers/stockholders consists of unpaid salaries, accrued leave and advances due from the three executives of the Group entities totaling $473,129 at December 31, 2011. During the period from January 1 to September 28, 2012, there were net increases in the amounts due to the officers/stockholders of $414,848 resulting in an unpaid balance of $887,977. On September 28, 2012, these amounts were repaid in full.

4.	Due to Officers/Stockholders

Due to officers/stockholders consists of unpaid salaries, accrued leave and advances from the three executives of the Group entities totaling $473,129 and $172,778 at December 31, 2011 and 2010, respectively.

Stockholders and Other Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
5.	Stockholder and Other Loans Payable

Stockholder and other loans payable consist of advances by individuals and companies to the Group. Certain of the lenders are either stockholders or are related to stockholders. None of these loans are supported by notes and none have a provision for interest or repayment. The rates of interest used to impute interest on these loans range from 4.5% per annum to 15% per annum during the periods in which these loans were outstanding and represent management’s best estimate of the interest rates that would be applicable to the Company in a third-party marketplace. Imputed interest expense was $94,052 and $113,051 for the three months ended September 30, 2012 and 2011, respectively, $324,135 and $298,821 for the nine months ended September 30, 2012 and 2011, respectively, and $2,307,658 for the period from inception to September 30, 2012. These amounts are included in interest expense in the accompanying consolidated statements of operations and are reflected as an increase in additional paid-in capital in the accompanying consolidated statements of stockholders’ deficit.

The Group has obtained subordination agreements from all of the lenders with respect to these loans, the terms of which provide that the loans will not be classified as current or be payable within one year if doing so would cause a Group member to be considered insolvent in accordance with the applicable local laws. Therefore, these loans are presented as long-term liabilities in the accompanying consolidated balance sheets.

On August 16, 2012, one of the lenders converted their entire loan balance of $3,689,208 into 7,378,416 common shares of the Company.

5.	Stockholders and Other Loans Payable

Stockholder and other loans payable consist of advances by individuals and companies to the Group. Certain of the lenders are either stockholders or are related to stockholders. None of these loans are supported by notes and none have a provision for interest or repayment. The rates of interest used to impute interest on these loans range from 4.5% per annum to 15% per annum during the periods in which these loans were outstanding and represent management’s best estimate of the interest rates that would be applicable to Company in a third-party marketplace. For the years ended December 31, 2011 and 2010 and for the period from inception to December 31, 2011, the imputed interest on these loans was $415,705, $380,664 and $1,983,523, respectively. These amounts are included in interest expense in the accompanying consolidated statements of operations and are reflected as an increase in additional paid-in capital in the accompanying consolidated statements of stockholders’ deficit.

The Group has obtained subordination agreements from all of the lenders with respect to these loans, the terms of which provide that the loans will not be classified as current or be payable within one year if doing so would cause a Group member to be considered insolvent in accordance with the applicable local laws. Therefore, these loans are presented as long-term liabilities in the accompanying consolidated balance sheets.

Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6.	Stockholders’ Deficit

The consolidated stockholders’ equity/deficit of the Group consists of the consolidated equity of the Group attributable to the parent which includes the common stock of the parent, additional paid-in capital of the parent, the retained deficit attributable to the parent, and the accumulated other comprehensive income attributable to the parent plus the equity of the noncontrolling interest of the VIE’s less an amount considered to be a stock subscription receivable.

The South African VIE’s (SPHSA and SPMSA) that are part of the Group are managed by the same executive management as that of SPI, and the major shareholder of the South African VIE’s and SPI are related parties. In the accompanying consolidated financial statements, the 82.64% controlling interest in the South African VIE’s is reported in the consolidated statements of stockholders’ deficit together with the entire interest of SPP as the Equity in Variable Interest Entities. The 17.36% portion of the equity of South African entities that is not owned by this controlling stockholder is reported as the Noncontrolling Interest in the VIE’s. The investment interest of SPP in SPI has not been eliminated in consolidation and is reported as a Stock Subscription Receivable. This investment interest by SPP in SPI effectively reduces the consolidated stockholders’ equity of the parent, SPI, and reflects the adjustment required, in management’s opinion, to fairly present the consolidated equity attributable to parties outside of the Group.

The common stock of SPI is reported as $.01 par value per share and is the translated value of the par value of the shares at CHF .01 per share. A total of 44,822,215 and 26,822,215 shares were authorized, and 36,468,368 and 26,822,215 shares were issued and outstanding as of September 30, 2012 and December 31, 2011, respectively. The Company issued 9,646,153 shares of common stock during the nine months ended on September 30, 2012.

6.	Stockholders’ Deficit

The consolidated stockholders’ equity of the Group consists of the consolidated equity of the Group attributable to the parent which includes the common stock of the parent, additional paid-in capital of the parent, the retained deficit attributable to the parent, and the accumulated other comprehensive income attributable to the parent plus the equity of the noncontrolling interest of the VIE’s less an amount considered to be a stock subscription receivable.

The South African VIE’s (SPHSA and SPMSA) that are part of the Group are managed by the same executive management as that of SPI, and the major shareholder of the South African VIE’s and SPI are related parties. In the accompanying consolidated financial statements, the 82.64% controlling interest in the South African VIE’s is reported in the consolidated statements of stockholders’ deficit together with the entire interest of SPP as the Equity in Variable Interest Entities. The 17.36% portion of the equity of South African entities that is not owned by this controlling stockholder is reported as the Noncontrolling Interest in the VIE’s. The investment interest of SPP in SPI has not been eliminated in consolidation and is reported as a Stock Subscription Receivable. This investment interest by SPP in SPI effectively reduces the consolidated stockholders’ equity of the parent, SPI, and reflects the adjustment required, in management’s opinion, to fairly present the consolidated equity attributable to parties outside of the Group.

The common stock of SPI is reported as $.01 par value per share and is the translated value of the par value of the shares at CHF .01 per share. A total of 26,822,215 shares were authorized, issued and outstanding as of December 31, 2011 and 2010. No common shares were issued in 2011. The increase in additional paid-in capital during 2011 arose from the recharacterization of certain loans from stockholders as additional capital contributions.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
7.	Commitments and Contingencies

Lease Commitments

The Group leases two premises in South Africa under operating leases. One location is an office facility and the other is a workshop. The office facility lease was originally scheduled to expire on April 30, 2012 with a monthly rent of $4,689 but has been renegotiated to extend the lease term to February 28, 2014 at a monthly rent of $2,792 for the first year and $3,071 for the second year. The lease for the Group’s workshop facility originally expired on April 30, 2012 with a monthly rent of $2,460. This lease term was extended to November 30, 2012 with a monthly rent of $2,706 and was further extended to March 31, 2013 at the same monthly rent. Rent expense was $14,705 and $18,203 for the three months ended September 30, 2012 and 2011, respectively, $46,157 and $54,969 for the nine months ended September 30, 2012 and 2011, respectively and $750,157 for the period from inception to September 30, 2012. Rent expense is included in general and administrative expenses in the accompanying consolidated statement of operations.

The future rent commitments under the above leases for the twelve months ended September 30, 2013 and 2014 is $51,346 and $15,355, respectively.

Payroll Commitments

The Group’s employees in South Africa have employment contracts that provide for one month of notice before the employee can be terminated. As of September 30, 2012, the total monthly salary commitment applicable to these employees was approximately $20,700. The Company has also announced salary increases and bonuses to these employees. Bonuses of approximately $20,700 are to be paid on December 15, 2012 and salary increases to approximately $23,000 per month will take effect on January 1, 2013.

Payroll Tax Contingencies

During February 2012, SPM received notification from the South African Revenue Service regarding unpaid payroll taxes of approximately $185,000. SPM has requested additional time to arrange a payment plan that is suitable to both parties and has commenced making monthly payments against this balance. As of September 30, 2012, the remaining balance of the liability is approximately $160,000. The amount is included in accounts payable and other current liabilities in the accompanying consolidated balance sheets.

7.	Commitments and Contingencies

Lease Commitments

The Group leases two premises in South Africa under operating leases. One location is an office facility and the other is a workshop. The office facility lease was originally scheduled to expire on April 30, 2012 with a monthly rent of $4,689 but has been renegotiated to extend the lease term to February 28, 2014 at a monthly rent of $2,792 for the first year and $3,071 for the second year. The lease for the Group’s workshop facility originally expired on April 30, 2012 with a monthly rent of $2,460. This lease term was then extended to November 30, 2012 with a monthly rent of $2,706. The total rent expense for the years ended December 31, 2011 and 2010 and for the period from inception to December 31, 2011 was approximately $89,000, $272,000 and $704,000, respectively. Rent expense is included in general and administrative expenses in the accompanying consolidated statement of operations.

The future rent commitments under the above leases are as follows:

2012	$65,018
2013	36,295
2014	6,142

$107,455

Payroll Commitments

The Group’s employees in South Africa have employment contracts that provide for one month of notice before the employee can be terminated. As of December 31, 2011, the total monthly salary commitment for January 2012 applicable to these employees was approximately $26,300.

Payroll Tax Contingencies

During February 2012, SPM received notification from the South African Revenue Service regarding unpaid payroll taxes of approximately $185,000. SPM has requested additional time to arrange a payment plan that is suitable to both parties. The amount is included in accounts payable and other current liabilities in the accompanying consolidated balance sheets.

Employment and Consulting Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Employment and Consulting Agreements [Abstract]
Employment and Consulting Agreements [Text Block]
8.	Employment and Consulting Agreements

The Group has entered into agreements to secure the services of three executives. These agreements provide for annual compensation and require a termination notice period by the Group of three months. The executives are all stockholders of the Group.

The total compensation paid to these executives plus a provision for leave was approximately $252,000 and $325,000 for the three months ended September 30, 2012 and 2011, respectively, $809,000 and $930,000 for the nine months ended September 30, 2012 and 2011, respectively, and approximately $4,815,000 for the period from inception to September 30, 2012. These amounts are included in general and administrative expenses.

During March 2012, the Group entered into additional agreements with unrelated third party consultants. These agreements can be terminated by either party with between two weeks and thirty days written notice or immediately if for cause. The amounts due to these consultants are approximately $11,500 per month. One of these consultants is to be paid an additional fee of $7,500 for the months of October to December, 2012.

8.	Employment and Consulting Agreements

The Group has entered into agreements to secure the services of three executives. These agreements provide for annual compensation and require a termination notice period by the Group of three months. The Executives are all stockholders of the Group.

The total compensation paid to these executives for the years ended December 31, 2011 and 2010 and for the period from inception to December 31, 2011 was approximately $1,325,000, $1,107,000 and $3,942,000, respectively. These amounts, together with an accrual for leave pay of $39,000 and $24,000, respectively, are included in consolidated general and administrative expenses.

During March 2012, the Group entered into additional agreements with unrelated third party consultants. These agreements can be terminated by either party with between two weeks and thirty days written notice or immediately if for cause. The amounts due to these consultants are approximately $11,500 per month.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tabular Disclosure Of Component Of Income Tax [Text Block]
9.	Income Taxes

The Company and group members file income tax returns in Switzerland, South Africa and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

					From
	Three Months Ended		Nine Months Ended		August 24, 2005
	September 30,		September 30,		(Inception) to
	2012	2011	2012	2011	September 30, 2012

Switzerland	$(1,028,477)	$(833,282)	$(2,485,037)	$(2,330,573)	$(15,276,129)
South Africa	(79,302)	(206,306)	(484,785)	(517,565)	(9,108,672)
Brazil	-	129	-	78,942	(941,498)

Total	$(1,107,779)	$(1,039,459)	$(2,969,822)	$(2,769,196)	$(25,326,299)

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following:

					From
	Three Months Ended		Nine Months Ended		August 24, 2005
	September 30,		September 30,		(Inception) to
	2012	2011	2012	2011	September 30, 2012
Current tax provision:
Switzerland	$-	$-	$-	$-	$32,673
South Africa	-	-	-	-	-
Brazil	-	-	-	-	-

Total current tax provision	-	-	-	-	32,673

Deferred tax provision:
Switzerland	(147,492)	(136,243)	(356,170)	(395,244)	(2,654,073)
South Africa	(2,246)	(29,314)	(71,149)	(77,504)	(1,789,122)
Brazil	-	33	-	19,736	(235,375)
Change in valuation allowance	149,738	165,524	427,319	453,012	4,678,570

Total deferred provision	-	-	-	-	-

Total	$-	$-	$-	$-	$32,673

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods. The income tax effect of each type of temporary difference giving rise to the net deferred tax asset is as follows:

	September 30,	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$4,678,570	$4,251,251
Less valuation allowance	(4,678,570)	(4,251,251)

Total	$-	$-

The following reconciles the effective income tax rates with the statutory rates for the three and nine months ended September 30, 2012 and for the period from August 24, 2005 (inception) to September 30, 2012:

	Switzerland	South Africa	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	25.0%

Three months ended September 30, 2012:
Net (loss) from operations before taxes	$(1,028,477)	$(79,302)	$-	$(1,107,779)

As calculated at the statutory rate	$(147,492)	$(22,206)	$-	$(169,698)

Permanent differences	1,950	19,960	-	21,910
Change in valuation reserves	145,542	2,246	-	147,788

Provision for income taxes	$-	$-	$-	$-

Three months ended September 30, 2011:
Net (loss) income from operations before taxes	$(833,282)	$(206,306)	$129	$(1,039,459)

As calculated at the statutory rate	$(138,553)	$(57,765)	$33	$(196,285)

Permanent differences	2,310	28,451	-	30,761
Change in valuation reserves	136,243	29,314	(33)	165,524

Provision for income taxes	$-	$-	$-	$-

Nine months ended September 30, 2012:
Net (loss) from operations before taxes	$(2,485,037)	$(484,785)	$-	$(2,969,822)

As calculated at the statutory rate	$(357,302)	$(135,740)	$-	$(493,042)

Permanent differences	1,132	64,591	-	65,723
Change in valuation reserves	356,170	71,149	-	427,319

Provision for income taxes	$-	$-	$-	$-

	Switzerland	South Africa	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	25.0%

Nine months ended September 30, 2011:
Net (loss) income from operations before taxes	$(2,330,573)	$(517,565)	$78,942	$(2,769,196)

As calculated at the statutory rate	$(398,744)	$(144,918)	$19,736	$(523,926)

Permanent differences	3,500	67,414	-	70,914
Change in valuation reserves	395,244	77,504	(19,736)	453,012

Provision for income taxes	$-	$-	$-	$-

For the period from August 24, 2005 (inception) to September 30, 2012:
Net (loss) from operations before taxes	$(15,276,126)	$(9,108,672)	$(941,498)	$(25,326,296)

As calculated at the statutory rate	$(2,635,525)	$(2,550,428)	$(235,375)	$(5,421,328)

Permanent differences	14,125	761,306	-	775,431
Change in valuation reserves	2,654,073	1,789,122	235,375	4,678,570

Provision for income taxes	$32,673	$-	$-	$32,673

Permanent differences principally relate to loss on disposal of property and equipment, interest and penalties and unallowable expenses.

The Company and group members remain subject to tax examinations for the year ended December 31, 2011 in Switzerland and South Africa, and in Brazil, for the four years ended December 31, 2011.

9.	Income Taxes

The Company and group members file income tax returns in Switzerland, South Africa and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			Cumulative from
			August 24, 2005
			(Inception) to
	2011	2010	December 31, 2011

Switzerland	$(3,890,732)	$(3,614,524)	$(12,791,093)
South Africa	(237,447)	(403,774)	(8,623,886)
Brazil	77,217	(118,209)	(941,498)

Total	$(4,050,962)	$(4,136,507)	$(22,356,477)

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the years ended December 31, 2011 and 2010:

			Cumulative from
			August 24, 2005
			(Inception) to
	2011	2010	December 31, 2011
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
Brazil	-	-	-

Total current tax provision	-	-	32,673

Deferred tax provision:
Switzerland	(635,283)	(636,098)	(2,297,903)
South Africa	25,283	(80)	(1,717,973)
Brazil	19,304	(29,552)	(235,375)
Change in valuation allowance	590,696	665,730	4,251,251

Total deferred provision	-	-	-

Total	$-	$-	$32,673

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods. The income tax effect of each type of temporary difference giving rise to the net deferred tax asset at December 31, 2011 and 2010 is as follows:

	2011	2010
Deferred tax assets:
Net operating losses	$4,251,251	$3,660,556
Less: valuation allowance	(4,251,251)	(3,660,556)

Total	$-	$-

The following reconciles the effective income tax rates with the statutory rates for the years ended December 31, 2011 and 2010:

		South
	Switzerland	Africa	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	25.0%

2011:
Net (loss) income from operations
before taxes	$(3,890,732)	$(237,447)	$77,217	$(4,050,962)

As calculated at the statutory rate	(648,277)	$(66,485)	$19,304	$(695,458)

Permanent differences	12,994	91,768	-	104,762
Change in valuation reserves	635,283	(25,283)	(19,304)	590,696

Provision for income taxes	$-	$-	$-	$-

2010:
Net (loss) from operations
before taxes	$(3,614,524)	$(403,774)	$(118,209)	$(4,136,507)

As calculated at the statutory rate	(636,098)	$(113,058)	$(29,552)	$(778,708)

Permanent differences	-	112,978	-	112,978
Change in valuation reserves	636,098	80	29,552	665,730

Provision for income taxes	$-	$-	$-	$-

From August 24, 2005 (inception) to December 31, 2011:
Net (loss) from operations
before taxes	$(12,791,093)	$(8,623,886)	$(941,498)	$(22,356,477)

As calculated at the statutory rate	(2,278,223)	$(2,414,688)	$(235,375)	$(4,928,286)

Permanent differences	12,993	696,715	-	709,708
Change in valuation reserves	2,297,903	1,717,973	235,375	4,251,251

Provision for income taxes	$32,673	$-	$-	$32,673

Permanent differences principally related to loss on disposal of property and equipment, interest and penalties and unallowable expenses.

The Company and group members remain subject to tax examinations for the year ended December 31, 2011 in Switzerland and South Africa, and in Brazil, for the four years ended December 31, 2011.

Concentrations of Credit Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
10.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivables. Cash is maintained in financial institutions in foreign countries that do not insure the balances in the accounts. The credit risk for customer accounts is concentrated because accounts receivable consists of the balance due from one customer. However, the customer’s account typically is collected within a short period of time and, based on its assessment of current conditions, management believes there is no risk of loss. Management continuously monitors these conditions.

10.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivables. Cash is maintained in financial institutions in foreign countries that do not insure the balances in the accounts. The credit risk for customer accounts is concentrated because accounts receivable consists of the balance due from one customer. However, the customer’s account typically is collected within a short period of time and, based on its assessment of current conditions, management believes there is no risk of loss. Management continuously monitors these conditions.

Stock Subscription Agreements	9 Months Ended
Sep. 30, 2012
Stock Subscription Agreements [Abstract]
Stock Subscription Agreements [Text Block]
11.	Stock Subscription Agreements

On July 23, 2012, the Company entered into a Subscription Agreement with Trinity Asset Management, (Proprietary) Limited (“Trinity”) in which Trinity agreed to purchase up to five million new common shares in a series of transactions. Under this agreement, Trinity purchased new common shares at a price of $1.00 per share and had agreed to pay the total subscription price of five million dollars on or before December 31, 2012. The Company received a total of $2,500,000 from Trinity pursuant to this agreement during the period July 23 through October 9, 2012. Thereafter, through October 31, 2012, Trinity failed to purchase shares in accordance to the terms of the Subscription Agreement. On November 22, 2012, the Company exercised its rights to terminate the Subscription Agreement.

As a part of the above Subscription Agreement, Trinity had also agreed to purchase up to one million common shares from the Company’s principal stockholder (“Investor Shares”). The termination of the Subscription Agreement also applied to the agreed-upon purchase of Investor Shares.

The Subscription Agreement had provided that shares were to be purchased according to a specified schedule of dates. However, Trinity failed to live up to that schedule.

The following presents the information regarding the actual purchases of shares up to the point at which the Subscription Agreement was terminated:

	Total
	Number	Total	Company	Company	Investor
Date	of Shares	Amount	Shares	Proceeds	Shares

July 30, 2012	500,000	$500,000	375,000	$375,000	125,000
August 17, 2012	500,000	500,000	375,000	375,000	125,000
September 28, 2012	1,767,737	1,767,737	1,517,737	1,517,737	250,000
Total through September 30, 2012	2,767,737	2,767,737	2,267,737	2,267,737	500,000
October 9, 2012	327,000	327,000	232,263	232,263	94,737

Total through October 9, 2012	3,094,737	$3,094,737	2,500,000	$2,500,000	594,737

On November 26, 2012, the Company entered into a Subscription Agreement with RD Active Capital Limited, a United Kingdom-based investment manager (“RD Active”), in which RD Active agreed to purchase up to 300,000 new common shares over the period ending January 31, 2013 and has the right to purchase up to 2,700,000 new common shares through March 31, 2013 as long as RD Active purchased the 300,000 new common shares. All common shares are to be purchased and sold at an issue price of $1.00 per share. RD Active will purchase the 300,000 new common shares on an installment basis with 100,000 shares to be purchased on or before November 28, 2012, December 21, 2012 and January 31, 2013. Under the terms of the Subscription Agreement, RD Active may exercise the additional purchase right on its own behalf and resell to other purchasers or may place the additional shares directly with other purchasers. At such time as RD Active and any other purchasers have completed and paid for 3,000,000 shares under the Subscription Agreement, RD Active and the other purchasers under the Subscription Agreement have the right to appoint an additional director to the board of directors of the Company.

Share Exchange	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
12.	Share Exchange

On July 25, 2011, SurePure Inc. (formerly named SOEFL, Inc.), a Nevada corporation (“SurePure US”), and the Company entered into an Agreement and Plan of Merger under which a wholly-owned subsidiary of SurePure US would merge with and into the Company so that the Company would become 100%-owned by SurePure US. On October 28, 2011, the stockholders of the Company and SurePure US entered into an Exchange Agreement to effect the business combination of SurePure US and the Company by means of an exchange of shares rather than by merger. Under the terms and conditions of the Exchange Agreement, each share of the Company’s stock that is issued and outstanding on the closing date will be exchanged for one share of the common stock of SurePure US. Prior to the closing of the exchange, SurePure US will cancel certain currently outstanding shares. As a result, the ownership share of the stockholders of the Company will exceed 70% of SurePure US (excluding those shares of SurePure US owned by stockholders of the Company prior to the exchange). This transaction will be accounted for as a “reverse merger,” whereby the Company will be considered the “acquirer” for financial reporting purposes, as the Company’s stockholders will control a majority of the post-transaction combined companies, and the Company will be a 100%-owned subsidiary of SurePure US. Unless terminated by either the Company or SurePure US, the exchange is anticipated to close during the fourth quarter of 2012, subject to obtaining all necessary consents and approvals.

11.	Share Exchange

On July 25, 2011, SurePure Inc. (formerly named SOEFL, Inc.), a Nevada corporation (“SurePure US”), and the Company entered into an Agreement and Plan of Merger under which a wholly-owned subsidiary of SurePure US would merge with and into the Company so that the Company would become 100%-owned by SurePure US. On October 28, 2011, the stockholders of the Company and SurePure US entered into a new Exchange Agreement to effect the business combination of SurePure US and the Company by means of an exchange of shares rather than by merger. Under the terms and conditions of the Exchange Agreement, each share of the Company that is issued and outstanding (on a fully-diluted basis) on the closing date will be exchanged for one share of the common stock of SurePure US. Prior to the closing of the exchange, SurePure US will cancel certain currently outstanding shares. As a result, the ownership share of the stockholders of the Company will exceed 70% of SurePure US (excluding those shares of SurePure US owned by stockholders of the Company prior to the exchange). This transaction will be accounted for as a “reverse merger,” whereby the Company will be considered the “acquirer” for financial reporting purposes, as the Company’s stockholders will control a majority of the post-transaction combined companies, and the Company will be a 100%-owned subsidiary of SurePure US. Unless terminated by either the Company or SurePure US, the exchange is anticipated to close during the third quarter of 2012, subject to obtaining all necessary consents and approvals.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
13.	Subsequent Events

The Company has evaluated its subsequent events through November 30, 2012, the date that the accompanying consolidated financial statements were available to be issued. Other than what has been disclosed in Note 11, the Company determined that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements, except for the following:

On October 30, 2012, the Company entered into an agreement with an entity located in Italy under which the Company agreed to fund a portion of certain product development costs incurred by that entity and the entity agreed to pay the Company for the use of a research and development machine. The Company has agreed to pay for 50% of a maximum of approximately $137,000 in product development costs to be incurred through January 2013. In addition, the Company will be paid $3,500 per month for the use of a research and development machine for the period November 1, 2012 to October 31, 2013.

12.	Subsequent Events

The Company has evaluated its subsequent events through August 24, 2012, the date that the accompanying consolidated financial statements were available to be issued. Other than what has been disclosed in Notes 7 and 8, the Company determined that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements except for the following:

On February 28, 2012, the Group entered into an exclusive distribution and license agreement for the Company’s technology and products in the dairy farming industry in the United States.

Subsequent to December 31, 2011, certain stockholders made additional loans to the Group to meet operational needs. These loans were made without provision for interest and do not have repayment terms or due dates. The total of these loans made to the Group subsequent to December 31, 2011 through August 24, 2012 is $1,545,000.

On July 23, 2012, the Company entered into a Subscription Agreement with Trinity Asset Management, (Proprietary) Limited (“Trinity”) in which Trinity agreed to purchase and the Company agreed to issue up to five million of new common shares authorized as approved by the board of directors in a series of subscriptions. Trinity also agreed to purchase up to one million common shares from the Company’s principal stockholder. Under this agreement, Trinity will purchase the common shares at a price of $1.00 per share and will pay the total subscription price of five million dollars on or before December 31, 2012. At the completion of the subscription and purchase of these shares, Trinity will own not less than 10.2% of the total common shares of the Company. The Company has received a total of $750,000 from Trinity pursuant to this agreement during the period from July 23 through August 24, 2012.

Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Going Concern [Abstract]
Liquidity Disclosure [Policy Text Block]
14.	Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the continuation of the Group as a going concern. The Group, due to the start-up nature of its business, has generated recurring losses and expects to incur additional losses as it expands the UV-C technology and develops marketing, sales and financial plans. As reflected in the accompanying consolidated financial statements, the Group’s total liabilities exceed total assets at September 30, 2012 and December 31, 2011, by $3,223,149 and $6,596,408, respectively, and the Group has incurred cumulative operating losses since the date of inception. To date, the Group’s cash flow requirements have been met with cash investments by the stockholders, certain third parties and to a lesser extent, sales and interest income.

The Group will require additional capital to continue its development and to achieve sufficient revenues to support its operations. The Group’s future capital requirements will depend on many factors, including its ability to grow and maintain revenues and its ability to manage expenses and expected capital expenditures. The Group will require additional financing either through borrowing or the sale of additional equity to support its operations.

As previously described under the Share Exchange, the Group plans to combine with SurePure US by means of a share exchange which, when consummated, could give the Group greater access to capital markets and greater ability to raise equity capital through public stock offerings. In addition, as described in Note 11, the Group has continued to obtain certain equity financing in 2012 and is actively seeking additional debt and equity financing. These loans and the anticipated stock offerings will enable the Group to use those funds to further develop and market its products with the expectation that the Group will generate significant sales and realize profits from operations.

As the Group requires additional financing, the capital markets turmoil could negatively impact the Group’s ability to obtain such financing on acceptable terms. The Group’s access to additional financing will depend on a variety of factors many of which the Group has little or no control over. These factors include market conditions, the general availability of credit, the overall availability of credit to the Group’s industry, its credit ratings and credit capacity, the actual financial and operational results of the Group as well as the lenders’ or investors’ perception of the Group’s short-term and long-term financial prospects. If future financing is not available on acceptable terms or if no future financing is available on any terms whatsoever, the Group may not be able to continue as a going concern.

The accompanying consolidated financial statements do not include any adjustments that might be necessary should Group be unable to continue as a going concern.

13.	Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the continuation of the Group as a going concern. The Group, due to the start-up nature of its business, has generated recurring losses and expects to incur additional losses as it expands the UV-C technology and develops marketing, sales and financial plans. As reflected in the accompanying consolidated financial statements, the Group’s total liabilities exceed total assets at December 31, 2011 and 2010 by $6,596,408 and $5,140,694, respectively, and the Group has incurred cumulative operating losses since the date of inception. To date, the Group’s cash flow requirements have been met with cash investments by the stockholders, certain third parties and to a lesser extent, sales and interest income.

The Group will require additional capital to continue its development and to achieve sufficient revenues to support its operations. The Group’s future capital requirements will depend on many factors, including its ability to grow and maintain revenues and its ability to manage expenses and expected capital expenditures. The Group will require additional financing either through borrowings or the sale of additional equity to support its operations.

As previously described, under the Share Exchange, the Group plans to merge with SurePure Inc. which, when consummated, could give the Group greater access to capital markets and greater ability to raise equity capital through public stock offerings. In addition, as described under Subsequent Events, the Group has continued to obtain certain debt financing in 2012 and is actively seeking additional debt financing. These loans and the anticipated stock offerings will enable the Group to use those funds to further develop and market its products with the expectation that the Group will generate significant sales and realize profits from operations.

As the Group requires additional financing as a result of the foregoing and other factors, the capital markets turmoil could negatively impact the Group’s ability to obtain such financing on acceptable terms. The Group’s access to additional financing will depend on a variety of factors many of which the Group has little or no control over. These factors include market conditions, the general availability of credit, the overall availability of credit to the Group’s industry, its credit ratings and credit capacity, the actual financial and operational results of the Group as well as the lenders’ or investors’ perception of the Group’s short-term and long-term financial prospects. If future financing is not available on acceptable terms, the Group may not be able to continue as a going concern.

The consolidated financial statements do not include any adjustments that might be necessary should Group be unable to continue as a going concern.

Organization and Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Description Of Business [Policy Text Block]

Description of Business

SurePure Investment Holding AG (the “Company” or “SPI”) was incorporated in Switzerland in 2007. SPI is the holding company of the SurePure Group (the “Group”), which includes subsidiaries and other entities whose activities primarily benefit the Company.

The Group has developed the technology for using shortwave ultraviolet light (“UV-C”) to purify turbid liquids such as wine, fruit juice and milk. Although initially designed to treat food-grade applications, it has successfully been applied to liquids such as bovine blood plasma, water, brines and sugar syrup solutions. The Group holds international patents for this technology. The Group has been engaged in raising capital, continuing research and development of its technologies and process and developing markets for its products.

SurePure Operations AG (“SPO”), a wholly owned subsidiary of SPI, markets the products of the Group and earns its revenue by selling equipment utilizing the Group technology globally. SPO owns a patent for its technology in a number of countries.

SurePure Latin America Maqinas de Purificasao UVC Ltda. (“SPLA”), a wholly owned subsidiary of SPO, is not active.

Variable interest entities (“VIE’s”) are entities whose activities primarily benefit the Company and are primarily supported by the Company. SPI has variable interests in the following entities:

●	SurePure Holdings South Africa (Pty) Ltd (“SPHSA”) and its wholly-owned subsidiary SurePure Marketing South Africa (Pty) Ltd (“SPMSA”) hold the South African patent and market the products of the Group and earn revenue from selling equipment utilizing the SurePure technology. These companies were incorporated in 2005.

●	SurePure Participations AG (“SPP”), a minority stockholder of SPI, was incorporated in Switzerland in 2007 and is part of the common holding structure of the Group. SPP has no operations and all of its expenses have been and will continue to be paid by SPI.

Interests in these variable interest entities are consolidated with SPI because SPI is their primary beneficiary.

Description of Business

SurePure Investment Holding AG (the “Company” or “SPI”) was incorporated in Switzerland in 2007. SPI is the holding company of the SurePure Group (the “Group”), which includes subsidiaries and other entities whose activities primarily benefit the Company.

The Group has developed the technology for using UV-C light to purify turbid liquids such as wine, fruit juice and milk. Although initially designed to treat food-grade applications, it has successfully been applied to liquids such as bovine blood plasma, water, brines and sugar syrup solutions. The Group holds international patents for this technology. The Group has been engaged in raising capital, continuing research and development of its technologies and process and developing markets for its products.

SurePure Operations AG (“SPO”), a wholly owned subsidiary of SPI, markets the products of the Group and earns it revenue by selling equipment utilizing the Group technology globally. SPO owns a patent for its technology in a number of countries.

SurePure Latin America Maqinas de Purificasao UVC Ltda. (“SPLA”), a wholly owned subsidiary of SPO, is currently not active.

Variable interest entities (“VIE’s”) are entities whose activities primarily benefit the Company and are primarily supported by the Company. SPI has variable interests in the following entities:

●	SurePure Holdings South Africa (Pty) Ltd. (“SPHSA”) and its wholly owned subsidiary SurePure Marketing South Africa (Pty) Ltd. (“SPMSA”) hold the South African patent and market the products of the Group and earn revenue from selling equipment utilizing the SurePure technology. These companies were incorporated in 2005.

●	SurePure Participations AG (“SPP”), a minority stockholder of SPI, was incorporated in Switzerland in 2007 and is part of the common holding structure of the Group. SPP has no operations and all of its expenses have been and will continue to be paid by SPI.

Interests in these variable interest entities are consolidated with the SPI because SPI is their primary beneficiary.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited consolidated financial statements of SurePure Investment Holding AG and subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and with the requirements of Regulation S-X of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual consolidated financial statements.

The accompanying consolidated financial statements include the accounts and results of operations of SPI, and its subsidiaries and its VIE’s. The accompanying statements of operations, comprehensive income (loss), and cash flows present cumulative amounts from inception since, as a development stage entity, the Company is devoting most of its efforts to establishing its business.

The Group’s reporting currency is the United States Dollar (USD) and these consolidated financial statements are presented in USD.

Basis of Presentation

The accompanying consolidated financial statements of SurePure Investment Holding AG and subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

The accompanying consolidated financial statements include the accounts and results of operations of SPI, and its subsidiaries and its VIE’s. The accompanying statements of operations, comprehensive income (loss), and cash flows present cumulative amounts since inception since, as a development stage entity, the Company is devoting most of its efforts to establishing its business.

The Group’s reporting currency is the United States Dollar (USD) and these consolidated financial statements are presented in USD.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the accounts of SPI and all entities of the Group in which a direct ownership or indirect controlling interest exists through voting rights or qualifying variable interests. All inter-group balances and transactions have been eliminated in the consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of SPI and all entities of the Group in which a direct ownership or indirect controlling interest exists through voting rights or qualifying variable interests. All inter-group balances and transactions have been eliminated in the consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not provide a future tax benefit.

GAAP requires that, in applying the liability method, the consolidated financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur. Under this criterion, the most likely resolution of an uncertain tax position should be analyzed based on technical merits and one that will likely be sustained under examination. There have been no adjustments or disclosures related to uncertain tax positions necessary since the Company’s inception through September 30, 2012.

Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not provide a future tax benefit.

GAAP requires that, in applying the liability method, the consolidated financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur. Under this criterion, the most likely resolution of an uncertain tax position should be analyzed based on technical merits and on that will likely be sustained under examination. There have been no adjustments or disclosures related to uncertain tax positions necessary since the Company’s inception through December 31, 2011.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy

Accounts Receivable and Allowance for Doubtful Accounts

The Group performs regular credit evaluations of customers to which it provides sales on credit terms, and adjusts credit limits based on the customer’s payment history and reassessments of their creditworthiness. The Group continuously monitors its collections and establishes a provision for estimated doubtful accounts, if necessary. No allowance for doubtful accounts was deemed to be necessary at September 30, 2012 and December 31, 2011.

Accounts Receivable and Allowance for Doubtful Accounts

The Group performs regular credit evaluations of customers to which it provides sales on credit terms, and adjusts credit limits based on the customer’s payment history and reassessments of their creditworthiness. The Group continuously monitors its collections and establishes a provision for estimated doubtful accounts, if necessary. No allowance for doubtful accounts was deemed to be necessary at December 31, 2011 and 2010.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, Equipment and Related Depreciation

Property and equipment are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire the asset and any expenditures that substantially increase the asset’s value or extend the useful life of an existing asset. Depreciation is computed using the straight-line method over the estimated useful lives of the property and equipment. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Expenditures for routine repairs and maintenance are expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is recognized in operations.

Depreciation is provided over the following estimated useful lives:

Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Property, Equipment and Related Depreciation

Property and equipment are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire the asset and any expenditures that substantially increase the asset’s value or extend the useful life of an existing asset. Depreciation is computed using the straight-line method over the estimated useful lives of the property and equipment. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Expenditures for routine repairs and maintenance are expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is recognized in operations.

Depreciation is provided over the following estimated useful lives:

Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Intangible Assets

Intangible assets consist of patents in various countries around the world for the Company’s UV-C purification technology. The patents are initially recognized at their cost. The patents were purchased from a third party in 2005. The patents are being amortized on a straight-line basis over their remaining estimated useful lives of twelve years.

The Group evaluates the carrying value of its intangible assets for impairment at least annually or when events or changes in circumstances are identified by management that indicate that such carrying values may not be fully recoverable. The evaluation involves estimating the future undiscounted cash flows expected to be derived from the assets to assess whether or not a potential impairment exists. As a result of its evaluations, management determined that it was not necessary to recognize a loss on impairment of intangible assets for the three months and nine months ended September 30, 2012 and 2011. During the period from inception to September 30, 2012, impairment losses on intangible assets of $537,631 were recognized.

Intangible Assets

Intangible assets consist of patents that are initially recognized at their cost. The patents were purchased from a third party in 2005. The patents are being amortized on a straight-line basis over their remaining estimated useful lives of twelve years.

The Group evaluates the carrying value of its intangible assets for impairment at least annually or when events or changes in circumstances are identified by management that indicate that such carrying values may not be fully recoverable. The evaluation involves estimating the future undiscounted cash flows expected to be derived from the assets to assess whether or not a potential impairment exists. As a result of its evaluations, management determined that it was not necessary to recognize a loss on impairment of intangible assets for the years ended December 31, 2011 and 2010. During the period from inception to December 31, 2011, impairment losses on intangible assets in the amount of $537,631 were recognized.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

Financial instruments include accounts receivable, accounts payable and accrued expenses. As of September 30, 2012 and December 31, 2011, the carrying values of the financial instruments approximated their fair values due to the short-term nature of these instruments.

GAAP has established a framework for measuring fair value that is based on a hierarchy which prioritizes the inputs to valuation techniques according to the degree of objectivity necessary. The fair value hierarchy of the inputs to valuation techniques used to measure fair value is divided into three broad levels of objectivity:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement. They are based on best information available in the absence of level 1 and 2 inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value as required by GAAP:

Cash: The carrying amount is the fair value because it is the basic financial instrument used to express fair value.

Accounts receivable and accounts payable: The carrying amounts approximate fair value because of the short-term duration of those instruments.

Loans payable: the carrying amount approximates fair value based on current market conditions and interest rates available to the Group for similar financial instruments.

Fair Value of Financial Instruments

Financial instruments include accounts receivable, accounts payable and accrued expenses. As of December 31, 2011 and 2010, the carrying values of the financial instruments approximated their fair values due to the short-term nature of these instruments.

GAAP has established a framework for measuring fair value that is based on a hierarchy which prioritizes the inputs to valuation techniques according to the degree of objectivity necessary. The fair value hierarchy of the inputs to valuation techniques used to measure fair value is divided into three broad levels of objectivity:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement. They are based on best information available in the absence of level 1 and 2 inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value as required by GAAP:

Cash: The carrying amount is the fair value because it is the basic financial instrument used to express fair value.

Accounts receivable and accounts payable: The carrying amounts approximate fair value because of the short-term duration of those instruments.

Loans payable: The carrying amount approximates fair value based on current market conditions and interest rates available to the Group for similar financial instruments.

Revenue Recognition, Policy [Policy Text Block]

Revenue

Revenue is earned from sales of patented products and is recognized, net of returns and discounts, when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. These criteria are usually met upon delivery of the product to the customer, which is also when the risk of ownership and title passes to the customer.

Revenue

Revenue is earned from sales of patented products and is recognized, net of returns and discounts, when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. These criteria are usually met upon delivery of the product to the customer, which is also when the risk of ownership and title passes to the customer.

Research and Development Expense, Policy [Policy Text Block]	Research and Development Research and development costs are charged to expense as incurred.	Research and Development Research and development costs are charged to expense as incurred.
Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Translations

These consolidated financial statements are presented in USD, which is the Group’s reporting currency. The consolidated financial statements of the Group members have been translated into USD in accordance with GAAP. All assets and liability accounts on the consolidated balance sheets have been translated using the exchange rate in effect at the consolidated balance sheet date. Equity accounts have been translated at their historical rates when the capital transaction occurred. Income and expenses have been translated at the average exchange rates for the periods presented. Adjustments resulting from the translation of Group’s consolidated financial statements are included in consolidated other comprehensive income (loss). Actual transaction gains and losses are included in the consolidated statements of operations as incurred.

The functional currencies of the companies included in the Group are their respective local currencies. Accordingly, the Group is exposed to transaction gains and losses that result from changes in various foreign currency exchange rates.

Applicable functional currencies are:

SPI, SPO, and SPP	Swiss francs – CHF
SPLA	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for each period were:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,		December 31,
	2012	2011	2012	2011	2011

CHF:
Reporting date	1.0638	1.1144	1.0638	1.1144	1.0640
Average for period	1.0394	1.2251	1.0643	1.1432	N/A

BRL:
Reporting date	0.4929	0.5465	0.4929	0.5465	0.5357
Average for period	0.4927	0.6186	0.5228	0.6132	N/A

ZAR:
Reporting date	0.1202	0.1263	0.1202	0.1263	0.1228
Average for period	0.1210	0.1412	0.1242	0.1433	N/A

Foreign Currency Translations

These consolidated financial statements are presented in USD, which is the Group’s reporting currency. The consolidated financial statements of the Group members have been translated into USD in accordance with GAAP. All assets and liability accounts on the consolidated balance sheets have been translated using the exchange rate in effect at the consolidated balance sheet date. Equity accounts have been translated at their historical rates when the capital transaction occurred. Income and expenses have been translated at the average exchange rates for the periods presented. Adjustments resulting from the translation of Group’s consolidated financial statements are included in consolidated other comprehensive income (loss). Actual transaction gains and losses are included in the consolidated statements of operations as incurred.

The functional currencies of the companies included in the Group are their respective local currencies. Accordingly, the Group is exposed to transaction gains and losses that result from changes in various foreign currency exchange rates.

Applicable functional currencies are:

SPI, SPO, and SPP	Swiss francs – CHF
SPLA	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for the period were:

	2011	2010
CHF:
Reporting date	1.0640	1.0629
Average for period	1.1331	0.9608

BRL:
Reporting date	0.5357	0.5986
Average for period	0.5998	0.5662

ZAR:
Reporting date	0.1228	0.1504
Average for period	0.1385	0.1373

Earnings Per Share, Policy [Policy Text Block]

Earnings (Loss) per Share

Basic and diluted earnings (loss) per share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as options, convertible notes and convertible preferred stock, were exercised or converted into common stock or could otherwise cause the issuance of common stock that then shared in earnings (loss). Such potential additional common shares are included in the computation of diluted earnings per share. The Company has no securities or other contracts to issue common stock that could cause any dilution of earnings. In addition, when there is a loss, diluted loss per share is not computed because any potential additional common shares would reduce the reported loss per share and therefore would have an anti-dilutive effect.

Earnings (Loss) per Share

Basic and diluted earnings (loss) per share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as options, convertible notes and convertible preferred stock, were exercised or converted into common stock or could otherwise cause the issuance of common stock that then shared in earnings (loss). Such potential additional common shares are included in the computation of diluted earnings per share. The Company has no securities or other contracts to issue common stock that could cause any dilution of earnings. In addition, when there is a loss, diluted loss per share is not computed because any potential additional common shares would reduce the reported loss per share and therefore have an anti-dilutive effect.

Organization and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Estimated Useful Life [Table Text Block]	Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years
Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Schedule Of Foreign Currency Used Table [Text Block]	Applicable functional currencies are:
SPI, SPO, and SPP	Swiss francs – CHF
SPLA	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR
Applicable functional currencies are:
SPI, SPO, and SPP	Swiss francs – CHF
SPLA	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Schedule Of Foreign Currency Conversion Rate Table [Text Block]

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for each period were:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,		December 31,
	2012	2011	2012	2011	2011

CHF:
Reporting date	1.0638	1.1144	1.0638	1.1144	1.0640
Average for period	1.0394	1.2251	1.0643	1.1432	N/A

BRL:
Reporting date	0.4929	0.5465	0.4929	0.5465	0.5357
Average for period	0.4927	0.6186	0.5228	0.6132	N/A

ZAR:
Reporting date	0.1202	0.1263	0.1202	0.1263	0.1228
Average for period	0.1210	0.1412	0.1242	0.1433	N/A

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for the period were:

	2011	2010
CHF:
Reporting date	1.0640	1.0629
Average for period	1.1331	0.9608

BRL:
Reporting date	0.5357	0.5986
Average for period	0.5998	0.5662

ZAR:
Reporting date	0.1228	0.1504
Average for period	0.1385	0.1373

Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Machinery and equipment	$5,010	$5,010
Furniture and fixtures	12,753	12,753
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	44,810
Less accumulated depreciation	36,933	32,202

Property and equipment, net	$7,877	$12,608

Property and equipment consists of the following:

	2011	2010

Machinery and equipment	$5,010	$9,770
Furniture and fixtures	12,753	19,913
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	56,730
Less: accumulated depreciation	32,202	28,381

Property and equipment, net	$12,608	$28,349

Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Patents	$208,943	$208,943
Less accumulated amortization	75,817	63,316

Intangible Assets, Net	$133,126	$145,627
Intangible assets consist of the following:
	2011	2010

Patents	$208,943	$208,943
Less: accumulated amortization	63,316	46,851

	$145,627	$162,092

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	The future rent commitments under the above leases are as follows:
2012	$65,018
2013	36,295
2014	6,142

$107,455

Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule Of Component Of Income Tax [Table Text Block]

The Company and group members file income tax returns in Switzerland, South Africa and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

					From
	Three Months Ended		Nine Months Ended		August 24, 2005
	September 30,		September 30,		(Inception) to
	2012	2011	2012	2011	September 30, 2012

Switzerland	$(1,028,477)	$(833,282)	$(2,485,037)	$(2,330,573)	$(15,276,129)
South Africa	(79,302)	(206,306)	(484,785)	(517,565)	(9,108,672)
Brazil	-	129	-	78,942	(941,498)

Total	$(1,107,779)	$(1,039,459)	$(2,969,822)	$(2,769,196)	$(25,326,299)

The Company and group members file income tax returns in Switzerland, South Africa and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			Cumulative from
			August 24, 2005
			(Inception) to
	2011	2010	December 31, 2011

Switzerland	$(3,890,732)	$(3,614,524)	$(12,791,093)
South Africa	(237,447)	(403,774)	(8,623,886)
Brazil	77,217	(118,209)	(941,498)

Total	$(4,050,962)	$(4,136,507)	$(22,356,477)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following:

					From
	Three Months Ended		Nine Months Ended		August 24, 2005
	September 30,		September 30,		(Inception) to
	2012	2011	2012	2011	September 30, 2012
Current tax provision:
Switzerland	$-	$-	$-	$-	$32,673
South Africa	-	-	-	-	-
Brazil	-	-	-	-	-

Total current tax provision	-	-	-	-	32,673

Deferred tax provision:
Switzerland	(147,492)	(136,243)	(356,170)	(395,244)	(2,654,073)
South Africa	(2,246)	(29,314)	(71,149)	(77,504)	(1,789,122)
Brazil	-	33	-	19,736	(235,375)
Change in valuation allowance	149,738	165,524	427,319	453,012	4,678,570

Total deferred provision	-	-	-	-	-

Total	$-	$-	$-	$-	$32,673

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the years ended December 31, 2011 and 2010:

			Cumulative from
			August 24, 2005
			(Inception) to
	2011	2010	December 31, 2011
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
Brazil	-	-	-

Total current tax provision	-	-	32,673

Deferred tax provision:
Switzerland	(635,283)	(636,098)	(2,297,903)
South Africa	25,283	(80)	(1,717,973)
Brazil	19,304	(29,552)	(235,375)
Change in valuation allowance	590,696	665,730	4,251,251

Total deferred provision	-	-	-

Total	$-	$-	$32,673

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods. The income tax effect of each type of temporary difference giving rise to the net deferred tax asset is as follows:

	September 30,	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$4,678,570	$4,251,251
Less valuation allowance	(4,678,570)	(4,251,251)

Total	$-	$-

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods. The income tax effect of each type of temporary difference giving rise to the net deferred tax asset at December 31, 2011 and 2010 is as follows:

	2011	2010
Deferred tax assets:
Net operating losses	$4,251,251	$3,660,556
Less: valuation allowance	(4,251,251)	(3,660,556)

Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The following reconciles the effective income tax rates with the statutory rates for the three and nine months ended September 30, 2012 and for the period from August 24, 2005 (inception) to September 30, 2012:

	Switzerland	South Africa	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	25.0%

Three months ended September 30, 2012:
Net (loss) from operations before taxes	$(1,028,477)	$(79,302)	$-	$(1,107,779)

As calculated at the statutory rate	$(147,492)	$(22,206)	$-	$(169,698)

Permanent differences	1,950	19,960	-	21,910
Change in valuation reserves	145,542	2,246	-	147,788

Provision for income taxes	$-	$-	$-	$-

Three months ended September 30, 2011:
Net (loss) income from operations before taxes	$(833,282)	$(206,306)	$129	$(1,039,459)

As calculated at the statutory rate	$(138,553)	$(57,765)	$33	$(196,285)

Permanent differences	2,310	28,451	-	30,761
Change in valuation reserves	136,243	29,314	(33)	165,524

Provision for income taxes	$-	$-	$-	$-

Nine months ended September 30, 2012:
Net (loss) from operations before taxes	$(2,485,037)	$(484,785)	$-	$(2,969,822)

As calculated at the statutory rate	$(357,302)	$(135,740)	$-	$(493,042)

Permanent differences	1,132	64,591	-	65,723
Change in valuation reserves	356,170	71,149	-	427,319

Provision for income taxes	$-	$-	$-	$-

	Switzerland	South Africa	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	25.0%

Nine months ended September 30, 2011:
Net (loss) income from operations before taxes	$(2,330,573)	$(517,565)	$78,942	$(2,769,196)

As calculated at the statutory rate	$(398,744)	$(144,918)	$19,736	$(523,926)

Permanent differences	3,500	67,414	-	70,914
Change in valuation reserves	395,244	77,504	(19,736)	453,012

Provision for income taxes	$-	$-	$-	$-

For the period from August 24, 2005 (inception) to September 30, 2012:
Net (loss) from operations before taxes	$(15,276,126)	$(9,108,672)	$(941,498)	$(25,326,296)

As calculated at the statutory rate	$(2,635,525)	$(2,550,428)	$(235,375)	$(5,421,328)

Permanent differences	14,125	761,306	-	775,431
Change in valuation reserves	2,654,073	1,789,122	235,375	4,678,570

Provision for income taxes	$32,673	$-	$-	$32,673

The following reconciles the effective income tax rates with the statutory rates for the years ended December 31, 2011 and 2010:

		South
	Switzerland	Africa	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	25.0%

2011:
Net (loss) income from operations
before taxes	$(3,890,732)	$(237,447)	$77,217	$(4,050,962)

As calculated at the statutory rate	(648,277)	$(66,485)	$19,304	$(695,458)

Permanent differences	12,994	91,768	-	104,762
Change in valuation reserves	635,283	(25,283)	(19,304)	590,696

Provision for income taxes	$-	$-	$-	$-

2010:
Net (loss) from operations
before taxes	$(3,614,524)	$(403,774)	$(118,209)	$(4,136,507)

As calculated at the statutory rate	(636,098)	$(113,058)	$(29,552)	$(778,708)

Permanent differences	-	112,978	-	112,978
Change in valuation reserves	636,098	80	29,552	665,730

Provision for income taxes	$-	$-	$-	$-

From August 24, 2005 (inception) to December 31, 2011:
Net (loss) from operations
before taxes	$(12,791,093)	$(8,623,886)	$(941,498)	$(22,356,477)

As calculated at the statutory rate	(2,278,223)	$(2,414,688)	$(235,375)	$(4,928,286)

Permanent differences	12,993	696,715	-	709,708
Change in valuation reserves	2,297,903	1,717,973	235,375	4,251,251

Provision for income taxes	$32,673	$-	$-	$32,673

Stock Subscription Agreements (Tables)	9 Months Ended
Sep. 30, 2012
Stock Subscription Agreements [Abstract]
Schedule Of Shares Issued Table [Text Block]

The following presents the information regarding the actual purchases of shares up to the point at which the Subscription Agreement was terminated:

	Total
	Number	Total	Company	Company	Investor
Date	of Shares	Amount	Shares	Proceeds	Shares

July 30, 2012	500,000	$500,000	375,000	$375,000	125,000
August 17, 2012	500,000	500,000	375,000	375,000	125,000
September 28, 2012	1,767,737	1,767,737	1,517,737	1,517,737	250,000
Total through September 30, 2012	2,767,737	2,767,737	2,267,737	2,267,737	500,000
October 9, 2012	327,000	327,000	232,263	232,263	94,737

Total through October 9, 2012	3,094,737	$3,094,737	2,500,000	$2,500,000	594,737

Organization and Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years
Office and Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years
Office and Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years

Organization and Significant Accounting Policies (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Spi Spo and Spp [Member]
Foreign Currency Used Name	Swiss francs - CHF	Swiss francs - CHF
Spla [Member]
Foreign Currency Used Name	Brazilian Real - BRL	Brazilian Real - BRL
Spmsa and Sphsa [Member]
Foreign Currency Used Name	South African Rand - ZAR	South African Rand - ZAR

Organization and Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Spi Spo and Spp [Member]
Foreign Currency Exchange Rate, Translation	$ 1.0638	$ 1.1144	$ 1.0638	$ 1.1144	$ 1.064	$ 1.0629
Foreign Currency Exchange Rate Translation Average Period	1.0394	1.2251	1.0643	1.1432	1.1331	0.9608
Spla [Member]
Foreign Currency Exchange Rate, Translation	$ 0.4929	$ 0.5465	$ 0.4929	$ 0.5465	$ 0.5357	$ 0.5986
Foreign Currency Exchange Rate Translation Average Period	0.4927	0.6186	0.5228	0.6132	0.5998	0.5662
Spmsa and Sphsa [Member]
Foreign Currency Exchange Rate, Translation	$ 0.1202	$ 0.1263	$ 0.1202	$ 0.1263	$ 0.1228	$ 0.1504
Foreign Currency Exchange Rate Translation Average Period	0.121	0.1412	0.1242	0.1433	0.1385	0.1373

Organization and Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Impairment of patent	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 537,631	$ 537,631

Property and Equipment (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment	$ 44,810	$ 44,810	$ 56,730
Less:? accumulated depreciation	36,933	32,202	28,381
Property and equipment, net	7,877	12,608	28,349
Machinery and Equipment [Member]
Property and Equipment	5,010	5,010	9,770
Furniture and Fixtures [Member]
Property and Equipment	12,753	12,753	19,913
Vehicles [Member]
Property and Equipment	14,400	14,400	14,400
Office and Computer Equipment [Member]
Property and Equipment	$ 12,647	$ 12,647	$ 12,647

Property and Equipment (Details Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Depreciation	$ 1,578	$ 1,750	$ 4,731	$ 5,250	$ 7,003	$ 10,177	$ 84,661	$ 89,392

Intangible Assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Patents	$ 208,943	$ 208,943	$ 208,943
Less: accumulated amortization	75,817	63,316	46,851
Finite-Lived Intangible Assets, Net	$ 133,126	$ 145,627	$ 162,092

Intangible Assets (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Amortization of Intangible Assets	$ 4,167	$ 4,117	$ 12,501	$ 12,352	$ 16,466	$ 16,668	$ 66,777	$ 79,278

Due to Officers/Stockholders (Details Textual) (USD $)	9 Months Ended
	Sep. 28, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Due to Officers or Stockholders		$ 887,977	$ 473,129	$ 172,778
Increase (Decrease) in Due to Related Parties	$ 414,848

Stockholder and Other Loans Payable (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum			4.50%		4.50%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum			15.00%		15.00%
Imputed interest on loans from stockholders reported as an increase to additional paid-in capital	$ 94,052	$ 113,051	$ 324,135	$ 298,821	$ 415,705	$ 380,664	$ 1,983,523	$ 2,307,658
Debt Conversion, Original Debt, Amount	$ 3,689,208
Debt Conversion, Converted Instrument, Shares Issued	7,378,416

Stockholders' Deficit (Details Textual) (USD $)	9 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jul. 23, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 South African Vie [Member] Controlling Interest [Member]	Dec. 31, 2011 South African Vie [Member] Controlling Interest [Member]	Sep. 30, 2012 South African Vie [Member] Noncontrolling Interest [Member]	Dec. 31, 2011 South African Vie [Member] Noncontrolling Interest [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage					82.64%	82.64%	17.36%	17.36%
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 1	$ 0.01	$ 0.01
Common Stock, Shares Authorized	36,468,368		26,822,215	26,822,215
Common Stock, Shares, Issued	44,822,215		26,822,215	26,822,215
Issuances of common stock (in shares)	9,646,153

Commitments and Contingencies (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
2012		$ 65,018
2013	51,346	36,295
2014	15,355	6,142
Operating Leases, Future Minimum Payments Due		$ 107,455

Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Feb. 28, 2012	Feb. 28, 2010
Operating Leases, Rent Expense	$ 14,705	$ 18,203	$ 46,157	$ 54,969	$ 89,000	$ 272,000	$ 704,000	$ 750,157
2013	51,346		51,346		36,295		36,295	51,346
2014	15,355		15,355		6,142		6,142	15,355
Contractual Obligation, Due in Next Twelve Months					26,300		26,300
Accrued Payroll Taxes, Current	160,000		160,000					160,000	185,000	185,000
Employment Contract [Member]
Contractual Obligation, Due in Next Twelve Months	20,700		20,700		19,500		19,500	20,700
Accrued Payroll Taxes, Current	20,700		20,700					20,700
Accrued Bonuses	23,000		23,000					23,000
Office Facility [Member]
Monthly Lease Rental					4,689
Workshop Facility [Member]
Monthly Lease Rental					2,460
Lease Renegotiation [Member] | Workshop Facility [Member]
Monthly Lease Rental					2,706
First Year [Member] | Lease Renegotiation [Member] | Office Facility [Member]
Monthly Lease Rental			2,792		2,792
Second Year [Member] | Lease Renegotiation [Member] | Office Facility [Member]
Monthly Lease Rental			$ 3,071		$ 3,071

Employment and Consulting Agreements (Details Textual) (USD $)	Sep. 30, 2012 Consultant [Member]	Mar. 30, 2012 Consultant [Member]	Dec. 31, 2011 Consultant [Member]	Sep. 30, 2012 Executive Officer [Member]	Sep. 30, 2011 Executive Officer [Member]	Sep. 30, 2012 Executive Officer [Member]	Sep. 30, 2011 Executive Officer [Member]	Dec. 31, 2011 Executive Officer [Member]	Dec. 31, 2010 Executive Officer [Member]	Dec. 31, 2011 Executive Officer [Member]	Sep. 30, 2012 Executive Officer [Member]
Officers' Compensation				$ 252,000	$ 325,000	$ 809,000	$ 930,000	$ 1,325,000	$ 1,107,000	$ 3,942,000	$ 4,815,000
Compensated Absences Liability			39,000		39,000		39,000		24,000
Accrued Professional Fees, Current		11,500
Other Accrued Liabilities	$ 7,500

Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Net (loss) income from operations before taxes	$ (1,107,779)	$ (1,039,459)	$ (2,969,822)	$ (2,769,196)	$ (4,050,962)	$ (4,136,507)	$ (22,356,477)	$ (25,326,296)
Switzerland [Member]
Net (loss) income from operations before taxes	(1,028,477)	(833,282)	(2,485,037)	(2,330,573)	(3,890,732)	(3,614,524)	(12,791,093)	(15,276,126)
South Africe [Member]
Net (loss) income from operations before taxes	(79,302)	(206,306)	(484,785)	(517,565)	(237,447)	(403,774)	(8,623,886)	(9,108,672)
Brazil [Member]
Net (loss) income from operations before taxes	$ 0	$ 129	$ 0	$ 78,942	$ 77,217	$ (118,209)	$ (941,498)	$ (941,498)

Income Taxes (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
As calculated at the statutory rate	$ (169,698)	$ (196,285)	$ (493,042)	$ (523,926)	$ (695,458)	$ (778,708)	$ 32,673	$ (5,421,328)
Change in valuation allowance	149,738	165,524	427,319	453,012	590,696	665,730	4,251,251	4,678,570
Total deferred provision	0	0	0	0	0	0	0	0
Total	0	0	0	0	0	0	32,673	32,673
Switzerland [Member]
As calculated at the statutory rate	(147,492)	(138,553)	(357,302)	(398,744)	(648,277)	(636,098)	(2,278,223)	(2,635,525)
Deferred tax provision:	(147,492)	(136,243)	(356,170)	(395,244)	(635,283)	(636,098)	(2,297,903)	(2,654,073)
Total	0	0	0	0	0	0	32,673	32,673
South Africe [Member]
As calculated at the statutory rate	(22,206)	(57,765)	(135,740)	(144,918)	0	0	(2,414,688)	(2,550,428)
Deferred tax provision:	(2,246)	(29,314)	(71,149)	(77,504)	25,283	(80)	(1,717,973)	(1,789,122)
Total	0	0	0	0	0	0	0	0
Brazil [Member]
As calculated at the statutory rate	0	33	0	19,736	0	0	(235,375)	(235,375)
Deferred tax provision:	0	33	0	19,736	19,304	(29,552)	(235,375)	(235,375)
Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Income Taxes (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets, Net [Abstract]
Net operating losses	$ 4,678,570	$ 4,251,251	$ 3,660,556
Less: valuation allowance	(4,678,570)	(4,251,251)	(3,660,556)
Deferred Tax Assets, Net	$ 0	$ 0	$ 0

Income Taxes (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Net (loss) income from operations before taxes	$ (1,107,779)	$ (1,039,459)	$ (2,969,822)	$ (2,769,196)	$ (4,050,962)	$ (4,136,507)	$ (22,356,477)	$ (25,326,296)
As calculated at the statutory rate	(169,698)	(196,285)	(493,042)	(523,926)	(695,458)	(778,708)	32,673	(5,421,328)
Permanent differences	21,910	30,761	65,723	70,914	104,762	112,978	709,708	775,431
Change in valuation reserves	147,788	165,524	427,319	453,012	590,696	665,730	4,251,251	4,678,570
Provision for income taxes	0	0	0	0	0	0	32,673	32,673
Switzerland [Member]
Net (loss) income from operations before taxes	(1,028,477)	(833,282)	(2,485,037)	(2,330,573)	(3,890,732)	(3,614,524)	(12,791,093)	(15,276,126)
As calculated at the statutory rate	(147,492)	(138,553)	(357,302)	(398,744)	(648,277)	(636,098)	(2,278,223)	(2,635,525)
Permanent differences	1,950	2,310	1,132	3,500	12,994	0	12,993	14,125
Change in valuation reserves	145,542	136,243	356,170	395,244	635,283	636,098	2,297,903	2,654,073
Provision for income taxes	0	0	0	0	0	0	32,673	32,673
Switzerland [Member] | Maximum [Member]
Statutory rate of tax	8.50%		18.00%		18.00%
Switzerland [Member] | Minimum [Member]
Statutory rate of tax	18.00%		8.50%		8.50%
South Africe [Member]
Statutory rate of tax	28.00%		28.00%		28.00%
Net (loss) income from operations before taxes	(79,302)	(206,306)	(484,785)	(517,565)	(237,447)	(403,774)	(8,623,886)	(9,108,672)
As calculated at the statutory rate	(22,206)	(57,765)	(135,740)	(144,918)	0	0	(2,414,688)	(2,550,428)
Permanent differences	19,960	28,451	64,591	67,414	91,768	112,978	696,715	761,306
Change in valuation reserves	2,246	29,314	71,149	77,504	(25,283)	80	1,717,973	1,789,122
Provision for income taxes	0	0	0	0	0	0	0	0
Brazil [Member]
Statutory rate of tax	25.00%		25.00%		25.00%
Net (loss) income from operations before taxes	0	129	0	78,942	77,217	(118,209)	(941,498)	(941,498)
As calculated at the statutory rate	0	33	0	19,736	0	0	(235,375)	(235,375)
Permanent differences	0	0	0	0	0	0	0	0
Change in valuation reserves	0	(33)	0	(19,736)	(19,304)	29,552	235,375	235,375
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Stock Subscription Agreements (Details) (USD $)	3 Months Ended	9 Months Ended
	Oct. 09, 2012	Sep. 30, 2012 Issued Date 30 July 2012 [Member]	Sep. 30, 2012 Issued Date 17 August 2012 [Member]	Sep. 30, 2012 Issued Date 17 September 2012 [Member]	Sep. 30, 2012 Issued September 2012 [Member]	Sep. 30, 2012 Issued Date 09 October 2012 [Member]	Sep. 30, 2012 Issued October 2012 [Member]	Sep. 30, 2012 Company [Member] Issued Date 30 July 2012 [Member]	Sep. 30, 2012 Company [Member] Issued Date 17 August 2012 [Member]	Sep. 30, 2012 Company [Member] Issued Date 17 September 2012 [Member]	Sep. 30, 2012 Company [Member] Issued September 2012 [Member]	Sep. 30, 2012 Company [Member] Issued Date 09 October 2012 [Member]	Sep. 30, 2012 Company [Member] Issued October 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued Date 30 July 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued Date 17 August 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued Date 17 September 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued September 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued Date 09 October 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued October 2012 [Member]
Stock Issued During Period, Value, Issued for Cash	$ 2,500,000	$ 500,000	$ 500,000	$ 1,767,737	$ 2,767,737	$ 327,000	$ 3,094,737	$ 375,000	$ 375,000	$ 250,000	$ 1,000,000	$ 232,263	$ 1,232,263
Stock Issued During Period, Shares, Issued for Cash		500,000	500,000	1,767,737	2,767,737	327,000	3,094,737	375,000	375,000	1,517,737	2,267,737	232,263	2,500,000	125,000	125,000	250,000	500,000	94,737	594,737

Stock Subscription Agreements (Details Textuals) (USD $)	3 Months Ended
	Oct. 09, 2012	Sep. 30, 2012	Jul. 23, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Issued During Period, Value, Issued for Cash	$ 2,500,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 1	$ 0.01	$ 0.01
Minimum Shares Required To Purchase			75.00%

Share Exchange (Details Textual) (Surepure Us [Member])	Oct. 28, 2011	Jul. 25, 2011
Surepure Us [Member]
Equity Method Investment, Ownership Percentage	70.00%	100.00%

Subsequent Events (Details Textual) (USD $)	9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Oct. 30, 2012
Proceeds from sale of equity	$ 2,267,737	$ 0	$ 0	$ 4,025,438	$ 10,923,469	$ 13,191,206
Product Developement Cost Payable Percentage							50.00%
Estimatedproductdevelopementcostamountpayable							137,000
Useofresearchanddevelopmentmachineperiodicpayment	3,500					3,500
Issuance Of Equity [Member]
Range of price per share	$ 1		$ 1		$ 1	$ 1
Subscription Value Of Shares	5,000,000		5,000,000		5,000,000	5,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.20%		10.20%		10.20%	10.20%
Proceeds from sale of equity			750,000
Stockholder [Member]
Proceeds from Loans			$ 1,545,000

Going Concern (Details Textual) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Liability In Excess Of Assets	$ 3,223,149	$ 6,596,408	$ 5,140,694